Share-Based Payments - Options Granted Under the 2006 Share Plan (Details)	12 Months Ended
Jun. 30, 2018
Share appreciation rights
Disclosure of terms and conditions of share-based payment arrangement [line items]
Remaining life (years)	6 years
Performance shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Number of rights linked to group on absolute basis (as a percent)	50.00%
Number of rights linked to group on a market basis (as a percent)	50.00%
Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years